Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,160,000
Previously Paid Amount	0.00
Total Fee Amount	712.60
Total Offset Amount	0.00
Net Fee	712.60
Narrative - Max Aggregate Offering Price	$ 5,160,000
Final Prospectus	true